Atlin Mineral Exploration Corp.
1005-289 Drake Street
Vancouver, British Columbia
Canada, V6B 5Z5

Tel: (604) 732-1304
Fax: (604) 732-1304

March 10, 2006

VIA EDGAR

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
MAIL STOP 3561
Washington, DC 20549
USA

Re: Atlin Mineral Exploration Corp. (the “Company”)
File No. 333-131232
Response to Comment Letter of March 9, 2006

Ladies and Gentlemen:

The Company is submitting the enclosed amended registration statement on Form SB-2 for review. This amendment addresses the commission's comments on the Company's SB-2/A No. 1 filing as described in your letter of March 9, 2006. The SEC file number is 333-131232.

Please see our response memo attached to this letter. In this memo we identify each of the four comments that you issued in your letter and explain how we addressed each comment. The new text additions to the registration statement have been marked with the  tag on the official EDGAR filing. Since the amendments are relatively minor we have not provided paper copies. If the staff would like paper copies of the filing please advise the Company or our securities lawyer and we will furnish the paper copies as soon as possible.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission for taking any action with respect to the filing;

  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

We look forward to working with the staff to finalize our registration statement.

Yours truly,

Atlin Mineral Exploration Corp.

Per:

/s/ Nadwynn Sing

Nadwynn Sing
President

Encls.

Response Memo

General

  Please provide us with a letter that sets forth the exact acknowledgments we requested in the closing paragraphs in our letter dated February 17, 2006. We note that you provided us with a letter with certain of these acknowledgments; however they did not correspond exactly to those set forth in our letter.

We have provided the exact acknowledgments provided in the cover letter above.

Management's Discussion and Analysis, page 29

Plan of Operation, page 29

  We note your response to comment 27 in our letter dated February 17, 2006. Please expand this section to discuss the industry-wide factors relevant to your business and the risks and uncertainties related to the development of your business to the extent necessary to commence operations and for the foreseeable future.

We have discussed two important industry-wide factors relevant to our business and how these factors may ultimately effect our ability to commence operations by developing an operating mine. We have disclosed in no uncertain terms that mineral exploration is a risky business and that we are relying on the price of minerals to be high enough to allow us to develop a mine.

Exhibit 5.1

  Counsel's opinion should be revised to indicate that the Registered Shares will, when sold, be legally issued, fully paid and non-assessable. See Item 601(b)(5) of Regulation S-B. Please revise.

Our counsel's opinion has been revised as indicated.

Undertakings, page 52

  We note your revisions in response to comment 33 in our letter dated February 17, 2006. Please include the exact language set forth in Items 512(a)(4) and 512(g) of Regulation S-B.

We have reviewed the Securities Lawyer's Deskbook published by The University of Cincinnati College of Law regarding Item 512 of Regulation S-B as well as your guidance in your above comment. Upon reviewing the Item 512 in detail we determined that we had errors conforming to Item 512(a)(1). We believe that we already conformed to Item 512(a)(4) in our previous disclosure and have not changed it.

Regarding Item 512(g) we have removed what appears to be unnecessary disclosure and have implemented Item 512(g) with the precise wording defined by the Securities Lawyer's Deskbook. We believe that we are relying on Rule 430C and thus have selected the language for Rule 430C.

If we are still not conforming to Item 512 adequately, we would very much appreciate additional guidance so that we can properly conform to Item 512.